Note 14 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest expense	$ 3,931	$ 3,197
Amortization and write-off of financing costs	483	326
Bank charges and other financing costs	323	152
Total	$ 4,737	$ 3,675